SHARE-BASED PAYMENT (Details Narrative) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2024 CNY (¥) ¥ / shares
IfrsStatementLineItems [Line Items]
Warrants contractual term	2 years 7 months 17 days	2 years 7 months 17 days	21 days
Share option term	6 months 10 days	6 months 10 days	1 year 6 months 10 days
Registered Offering [Member]
IfrsStatementLineItems [Line Items]
Exercisable At Price				¥ 2.20
Capital reserves	$ 67			¥ 483
Fair values at the date of issuance	50	¥ 359
Administrative expenses	$ 17	¥ 124